Recapitalization (Details)	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Recapitalization [Line Items]
Gross proceeds	$ 306,895
Transaction costs	$ 293,631
Outstanding shares (in Shares) | shares	307,742
Aggregate payment	$ 3,660,000
Public Warrants [Member]
Recapitalization [Line Items]
Public warrants issued (in Shares) | shares	11,500,000
Blue Gold Limited [Member]
Recapitalization [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares	$ 0.0001
Aggregate of shareholders	11,450,000
Common Stock [Member]
Recapitalization [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares	$ 0.0001